Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of the status of the stock options outstanding
A summary
of the status of the options outstanding consisted of the following:

(Shares in thousands)	Number of stock options outstanding	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
Outstanding – January 1, 2020	22,920	$3.18	8.60	$99,142
Granted	6,628	5.04
Exercised	(1,820)	2.12
Origin House replacement awards	629	4.24
Forfeited	(5,850)	2.77

Outstanding – December 31, 2020	22,507	$3.96	8.10	$133,604

Exercisable - December 31, 2020	9,853	$3.19	3.40	$65,743

Granted	5,227	11.29
Exercised	(2,589)	1.97
Forfeited	(1,535)	9.51

Outstanding - December 31, 2021	23,610	$5.54	7.70	$53,455

Exercisable - December 31, 2021	12,772	$3.69	7.20	$40,209

Summary of Weighted Average Grant Date Fair Value and Intrinsic Value of Options Exercised
The following table summarizes the weighted average grant date fair value and total intrinsic value of options exercised for the years ended December 31,
2021 and 2020:

	Year Ended December 31,
(In thousands, except per share data)	2021	2020
Weighted average grant date fair value (per share) of stock option units granted	$7.39	$3.05
Intrinsic value of stock option units exercised, using market price at exercise date	$21,131	$7,000

Summary of fair value of stock options granted under the plan
The fair value of stock options granted under the Plan during the years ended December 31, 2021 and 2020, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2021	2020
Risk-free annual interest rate	0.4% - 1.2%	0.6% - 1.8%
Expected annual dividend yield	0%	0%
Expected stock price volatility	67% to 82.2%	64.9% to 81.0%
Expected life of stock options	5 to 7 years	5 to 7 years
Forfeiture rate	7.5% - 24.9%	5.0% - 15.0%
Fair value at grant date	$4.47 to $8.78	$1.84 to $6.33
Stock price at grant date	$6.62 to $13.10	$2.99 to $9.86
Exercise price range	$6.62 to $13.10	$2.99 to $9.86

Summary of outstanding RSUs
A summary of outstanding RSUs is provided below:

(Shares in thousands)	Number of RSUs outstanding	Weighted average fair value
Outstanding - January 1, 2020	404	$8.58
Granted	661	6.00
Origin House replacement awards	3,431	5.96
Vested and settled	(3,436)	5.23
Forfeited	(66)	8.91

Outstanding – December 31, 2020	994	$6.54

Granted	544	11.78
Bluma replacement awards	207	12.17
Vested and settled	(501)	9.20
Forfeited	(151)	8.21

Outstanding - December 31, 2021	1,093	$8.83

Liability-classified as of December 31, 2021	4	$6.62

Summary of Total Fair Value of Restricted Stock Units Vested
The following table summarizes the total fair value of RSUs vested for the years ended December 31, 2021 and 2020:

	Year Ended December 31,
($ in thousands)	2021	2020
Total fair value of RSUs vested, using market price at vest date	$4,783	$20,528

Summary of Shares Movement	A summary of the share movement is provided

(In thousands, except per share data)	Shares issued	Fair value (per share)	Compensation expense
Bluma replacement shares	814	$12.17	$239
Subscription award	62	$11.25	$694